Loans (Tables)	12 Months Ended
Sep. 30, 2024
Loans
Schedule of short-term and long-term loans
	As of	As of
	September 30,	September 30,
	2024	2023
Long-term loans - current portion
Huaneng Guicheng Trust Co., Ltd	$146,296	$100,054
Zhejiang Mintai Commercial Bank	39,276	21,587
WeBank Co., Ltd	16,833	285,934
Jiangsu Suning Bank	-	186,472
China Resources Shenzhen Investment Trust Co., Ltd	-	82,237
Total long-term loans - current portion	202,405	676,284

Long-term loans - non-current portion
Xinmao Group Co., Ltd	2,177,592	-
Bank of Beijing	-	1,096,491
Xiaoshan Rural Commercial Bank	-	328,947
WeBank Co., Ltd	-	127,874
Huaneng Guicheng Trust Co., Ltd	-	48,999
Jiangsu Suning Bank	-	32,261
Zhejiang Mintai Commercial Bank	-	17,989
Total long-term loans - non-current portion	$2,177,592	$1,652,561

Total loans	$2,379,997	$2,328,845
	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
As of September 30, 2024	date	date	in RMB	in USD	rate	Note
Secured long-term loans
Long-term loans, current portion
Huaneng Guicheng Trust Co., Ltd	August 1, 2023	August 1, 2025	525,000	$74,812	16.2%	1
Huaneng Guicheng Trust Co., Ltd	December 30, 2022	December 28, 2024	501,667	71,484	16.56%	1
Zhejiang Mintai Commercial Bank	August 1, 2023	July 28, 2025	275,625	39,276	14.11%	2
WeBank Co., Ltd	August 1, 2023	July 28, 2025	118,125	16,833	14.11%	3
Total long-term loans, current portion			1,420,417	$202,405
Long-term loans, non-current portion
Xinmao Group Co., Ltd	May 1, 2024	April 30, 2027		2,177,592	4.50%	4
Total long-term loans, non-current portion				$2,177,592
	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
As of September 30, 2023	date	date	in RMB	in USD	rate	Note
Long-term loans, current portion
WeBank Co., Ltd	April 12, 2023	April 1, 2025	885,000	$121,300	12.56%	3
WeBank Co., Ltd	May 15, 2023	May 15, 2025	500,000	68,531	9.00%	3
WeBank Co., Ltd	August 14, 2022	August 1, 2024	479,167	65,675	14.40%	3
WeBank Co., Ltd	May 15, 2023	May 1, 2025	90,000	12,336	13.86%	3
WeBank Co., Ltd	August 1, 2023	July 28, 2025	67,500	9,252	14.11%	3
WeBank Co., Ltd	August 1, 2023	August 1, 2025	64,500	8,840	12.78%	3
Jiangsu Suning Bank	September 2, 2022	September 1, 2024	1,000,000	137,061	12.00%	5
Jiangsu Suning Bank	May 15, 2023	May 1, 2025	210,000	28,783	13.86%	6
Jiangsu Suning Bank	August 1, 2023	August 1, 2025	150,500	20,628	12.78%	6
Huaneng Guicheng Trust Co., Ltd	December 30, 2022	December 28, 2024	430,000	58,936	12.91%	7
Huaneng Guicheng Trust Co., Ltd	August 1, 2023	August 1, 2025	300,000	41,118	16.56%	7
China Resources Shenzhen Investment Trust Co., Ltd	July 1, 2022	July 1, 2024	600,000	82,237	14.40%	8
Zhejiang Mintai Commercial Bank	August 1, 2023	July 28, 2025	157,500	21,587	14.11%	2
Total long-term loans, current portion			4,934,167	$676,284
Long-term loans, non-current portion
Bank of Beijing	April 3, 2023	April 2, 2026	8,000,000	1,096,491	4.8%	9
Xiaoshan Rural Commercial Bank	June 19, 2023	June 18, 2026	2,400,000	328,947	4.5%	10
WeBank Co., Ltd	April 12, 2023	April 1, 2025	442,500	60,651	12.6%	3
WeBank Co., Ltd	May 15, 2023	May 15, 2025	333,333	45,687	9.0%	3
WeBank Co., Ltd	August 1, 2023	August 1, 2025	56,250	7,710	13.9%	3
WeBank Co., Ltd	August 1, 2023	July 28, 2025	52,500	7,196	14.1%	3
WeBank Co., Ltd	August 1, 2023	August 1, 2025	48,375	6,630	12.8%	3
Huaneng Guicheng Trust Co., Ltd	August 1, 2023	August 1, 2025	250,000	34,265	16.2%	1
Huaneng Guicheng Trust Co., Ltd	December 30, 2022	December 28, 2024	107,500	14,734	12.9%	1
Jiangsu Suning Bank	May 15, 2023	May 1, 2025	122,500	16,790	13.9%	6
Jiangsu Suning Bank	August 1, 2023	August 1, 2025	112,875	15,471	12.8%	6
Zhejiang Mintai Commercial Bank	July 1, 2022	July 1, 2024	131,250	17,989	14.4%	2
Total long-term loans, non-current portion			12,057,083	$1,652,561